CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Oct. 03, 2019	Sep. 28, 2019	Sep. 29, 2018
Operating Activities
Net income (loss)	$ (30,257)	$ (26,187)	$ 58,561		$ 702	$ 17,126
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,595	7,276	28,925		30,424	31,611
Equity-based compensation	12,160	597	1,785		2,130	1,785
Amortization of deferred financing costs and debt discounts	648	848	3,489		3,240	3,013
Provision for doubtful accounts	59	58	577		463	259
Deferred income taxes	(8,146)	2,672	(7,823)	$ (754)	(754)	1,405
(Gain) loss on disposition of assets	(1,758)	443	785		1,751	1,057
Loss on debt extinguishment	7,281		0		0	488
Changes in operating assets and liabilities:
Accounts and other receivables	(5,694)	(15,842)	1,813		(5,632)	(4,304)
Inventories	(25,569)	(34,402)	1,762		(3,797)	(4,920)
Prepaid expenses and other current assets	(5,285)	1,502	(26,912)		(1,670)	289
Other assets	127	75	(1,070)		4,518	(2,759)
Accounts payable and accrued expenses	(65,629)	(21,922)	39,336		23,832	2,039
Income taxes payable	(1,857)	(6,713)	(4,856)		2,614	(3,809)
Operating lease assets and liabilities, net	(1,969)	10,339	7,037		0	0
Net cash used in operating activities	(119,294)	(81,256)	103,409		57,821	43,280
Investing Activities
Purchases of property and equipment	(2,706)	(5,738)	(20,630)		(27,444)	(28,786)
Acquisitions, net of cash acquired		(6,188)	(6,188)		(9,616)	(11,758)
Proceeds from disposition of fixed assets	2,404	6	7		64	325
Net cash used in investing activities	(302)	(11,920)	(26,811)		(36,996)	(40,219)
Financing Activities
Revolving commitment borrowings		6,300	238,750		190,900	148,400
Repayment of senior notes	(390,000)		(238,750)		(190,900)	(148,400)
Principal payments on term loan	(2,085)	(2,085)	(10,425)		(6,255)	(23,662)
Recovery of deemed distribution			0		0	141
Payment of dividend			0		(1,240)	0
Payment of deferred financing costs			0		0	(865)
Proceeds from issuance of common stock upon initial public offering, net	458,686
Net cash provided by financing activities	66,601	4,215	(10,425)		(7,495)	(24,386)
Net decrease in cash and cash equivalents	(52,995)	(88,961)	66,173		13,330	(21,325)
Cash and cash equivalents, beginning of period	157,072	90,899	90,899	$ 77,569	77,569	98,894
Cash and cash equivalents, end of period	104,077	1,938	157,072		90,899	77,569
Supplemental disclosure of cash payments for:
Interest	19,635	26,473	88,678		90,478	90,055
Income taxes	$ 920	$ 2,875	$ 15,305		$ 12,944	$ 7,329